UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number   811-04670

DWS Global/International Fund, Inc.
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2011

ITEM 1.	REPORT TO STOCKHOLDERS

APRIL 30, 2011 Semiannual Report to Shareholders

DWS Enhanced Global Bond Fund (formerly DWS Global Bond Fund)

Contents
4 Performance Summary
7 Information About Your Fund's Expenses
9 Portfolio Summary
11 Investment Portfolio
19 Statement of Assets and Liabilities
21 Statement of Operations
22 Statement of Changes in Net Assets
23 Financial Highlights
27 Notes to Financial Statements
40 Summary of Management Fee Evaluation by Independent Fee Consultant
44 Account Management Resources
45 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. The fund may use derivatives, including as part of its currency strategy. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The fund's currency overlay strategy is dependent on the effectiveness and implementation of portfolio management's proprietary models. As part of its currency strategy, the fund's exposure to foreign currencies could cause lower returns or even losses because foreign currency rates may fluctuate significantly over short periods of time for a number of reasons. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2011
Average Annual Total Returns as of 4/30/11
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	2.49%	10.62%	6.91%	6.88%	6.58%
Class B	1.98%	9.71%	6.03%	6.05%	5.72%
Class C	2.11%	9.80%	6.12%	6.09%	5.75%
Adjusted for the Maximum Sales Charge
Class A (max 4.50% load)	-2.12%	5.64%	5.28%	5.90%	6.09%
Class B (max 4.00% CDSC)	-2.02%	6.71%	5.44%	5.89%	5.72%
Class C (max 1.00% CDSC)	1.11%	9.80%	6.12%	6.09%	5.75%
No Sales Charges
Class S	2.62%	10.92%	7.20%	7.17%	6.85%
Barclays Capital Global Aggregate Bond Index+	1.72%	10.45%	5.68%	7.20%	7.36%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Average Annual Total Returns as of 3/31/11 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	7.24%	5.13%	6.52%	6.19%
Class B	6.26%	4.27%	5.68%	5.34%
Class C	6.44%	4.35%	5.71%	5.36%
Adjusted for the Maximum Sales Charge
Class A (max 4.50% load)	2.41%	3.53%	5.54%	5.70%
Class B (max 4.00% CDSC)	3.26%	3.65%	5.51%	5.34%
Class C (max 1.00% CDSC)	6.44%	4.35%	5.71%	5.36%
No Sales Charges
Class S	7.43%	5.41%	6.81%	6.46%
Barclays Capital Global Aggregate Bond Index+	7.15%	3.94%	6.95%	7.02%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated April 15, 2011 are 1.16%, 1.99%, 1.90% and 0.90% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A, B and C shares for the period prior to their inception on June 18, 2001 are derived from the historical performance of Class S shares of DWS Enhanced Global Bond Fund during such period and have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Enhanced Global Bond Fund — Class A [] Barclays Capital Global Aggregate Bond Index+

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

+ Barclays Capital Global Aggregate Bond Index is an unmanaged, broad-based, global investment-grade fixed-income measure comprised of three component indices, the U.S. Aggregate Index, the Pan-European Aggregate Index and the Asian-Pacific Aggregate Index.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 4/30/11	$10.93	$10.93	$10.93	$10.92
10/31/10	$10.86	$10.87	$10.86	$10.85
Distribution Information: Six Months as of 4/30/11: Income Dividends	$.16	$.11	$.12	$.17
Capital Gain Distributions	$.04	$.04	$.04	$.04
April Income Dividend	$.0267	$.0193	$.0201	$.0290
SEC 30-day Yield as of 4/30/11++	2.98%	2.35%	2.38%	3.40%
Current Annualized Distribution Rate as of 4/30/11++	2.93%	2.12%	2.21%	3.19%

++ The SEC yield is net investment income per share earned over the month ended April 30, 2011, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2011. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical, not guaranteed and will fluctuate.
Lipper Rankings — Global Income Funds Category as of 4/30/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	50	of	162	31
3-Year	30	of	130	23
5-Year	36	of	101	36
Class B 1-Year	68	of	162	42
3-Year	52	of	130	40
5-Year	56	of	101	55
Class C 1-Year	65	of	162	40
3-Year	46	of	130	36
5-Year	54	of	101	53
Class S 1-Year	47	of	162	29
3-Year	25	of	130	20
5-Year	28	of	101	28
10-Year	33	of	63	52

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2010 to April 30, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended April 30, 2011
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,024.90	$1,019.80	$1,021.10	$1,026.20
Expenses Paid per $1,000*	$5.62	$9.87	$9.32	$4.27
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,019.24	$1,015.03	$1,015.57	$1,020.58
Expenses Paid per $1,000*	$5.61	$9.84	$9.30	$4.26

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
DWS Enhanced Global Bond Fund	1.12%	1.97%	1.86%	.85%

For more information, please refer to the Fund's prospectus.

Portfolio Summary
Geographical Exposure (As a % of Investment Portfolio excluding Cash Equivalents)	4/30/11	10/31/10

US	45%	41%
Japan	15%	16%
United Kingdom	5%	4%
Mexico	4%	—
Poland	4%	5%
Netherlands	4%	4%
France	3%	3%
Canada	3%	4%
Italy	3%	3%
Germany	2%	6%
Austria	2%	2%
Other	10%	12%
	100%	100%

Asset Allocation (As a % of Investment Portfolio excluding Cash Equivalents)	4/30/11	10/31/10

Sovereign Bonds	50%	47%
Commercial Mortgage-Backed Securities	13%	3%
Financials	10%	14%
Consumer Discretionary	7%	6%
Mortgage-Backed Securities Pass-Throughs	4%	16%
Collateralized Mortgage Obligations	3%	1%
Health Care	2%	2%
Asset-Backed	2%	0%
Materials	2%	1%
Energy	1%	1%
Municipal Bonds and Notes	1%	1%
US Treasury Obligations	1%	1%
Telecommunication Services	1%	3%
Industrials	1%	1%
Utilities	1%	1%
Loan Participations and Assignments	1%	0%
Consumer Staples	0%	2%
	100%	100%

Interest Rate Sensitivity	4/30/11	10/31/10

Effective Maturity	6.7 years	7.5 years
Effective Duration	4.9 years	5.2 years

Effective maturity is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund's sensitivity to interest rate changes taking into consideration any maturity shortening features.

Geographical exposure, asset allocation and interest rate sensitivity are subject to change.
Currency Exposure* (As a % of Investment Portfolio excluding Cash Equivalents)	4/30/11	10/31/10

United States Dollar	37%	48%
Euro	28%	21%
Japanese Yen	18%	16%
British Pound	6%	3%
Canadian Dollar	3%	3%
Norwegian Krone	3%	2%
Australian Dollar	1%	3%
Polish Zloty	1%	1%
South Korean Won	1%	1%
Swiss Franc	1%	1%
Swedish Krona	1%	—
Mexican Peso	0%	1%
	100%	100%

Quality (Excludes Securities Lending Collateral)	4/30/11	10/31/10

US Government and Agencies	7%	16%
AAA	24%	21%
AA	18%	19%
A	16%	14%
BBB	19%	14%
BB	7%	6%
B	6%	6%
Not Rated	3%	4%
	100%	100%

* Currency exposure after taking into account the effects of currency futures and forward contracts.

Currency exposure and quality are subject to change.

The quality ratings represent the lower of Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk and is subject to change.

For more complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of April 30, 2011 (Unaudited)
		Principal Amount ($) (a)	Value ($)

Bonds 90.3%
Argentina 0.7%
Republic of Argentina, Series NY, 8.28%, 12/31/2033 (Cost $1,200,261)		1,561,141	1,389,416
Austria 1.4%
Republic of Austria, 144A, 4.0%, 9/15/2016 (Cost $2,264,822)	EUR	1,740,000	2,692,814
Belgium 0.4%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/2019 (Cost $622,188)		600,000	752,315
Bermuda 0.2%
Weatherford International Ltd., 5.125%, 9/15/2020 (Cost $384,469)		385,000	393,451
Canada 2.8%
Government of Canada:
4.25%, 6/1/2018	CAD	2,000,000	2,292,871
5.0%, 6/1/2014	CAD	1,990,000	2,284,436
Series WL43, 5.75%, 6/1/2029	CAD	590,000	794,696
(Cost $4,209,647)			5,372,003
Chile 0.7%
Corporacion Nacional del Cobre — Codelco, REG S, 7.5%, 1/15/2019 (Cost $1,283,846)		1,150,000	1,397,549
El Salvador 0.0%
Republic of EL Salvador, REG S, 8.25%, 4/10/2032 (Cost $21,032)		20,000	22,150
France 3.0%
Government of France, 4.25%, 10/25/2023	EUR	3,480,000	5,394,546
Societe Generale, 144A, 5.2%, 4/15/2021		410,000	413,569
(Cost $5,070,267)			5,808,115
Germany 1.5%
Federal Republic of Germany:
Series 09, 3.25%, 1/4/2020	EUR	1,000,000	1,495,517
Series 08, 4.75%, 7/4/2040	EUR	750,000	1,310,540
(Cost $2,559,439)			2,806,057
Hungary 0.2%
Republic of Hungary, 6.25%, 1/29/2020 (Cost $332,534)		333,000	344,655
Indonesia 0.4%
Republic of Indonesia, REG S, 6.875%, 1/17/2018 (Cost $644,982)		700,000	802,375
Italy 2.5%
Buoni Poliennali Del Tesoro:
4.0%, 2/1/2017	EUR	1,100,000	1,630,471
5.25%, 8/1/2017	EUR	1,060,000	1,662,258
6.0%, 5/1/2031	EUR	450,000	712,394
6.5%, 11/1/2027	EUR	460,000	769,234
(Cost $4,462,753)			4,774,357
Japan 14.0%
Government of Japan:
Series 256, 1.4%, 12/20/2013	JPY	642,000,000	8,152,367
Series 297, 1.4%, 12/20/2018	JPY	1,030,000,000	13,224,799
Series 64, 1.9%, 9/20/2023	JPY	55,000,000	710,595
Series 73, 2.0%, 12/20/2024	JPY	83,000,000	1,073,201
Series 74, 2.1%, 12/20/2024	JPY	202,000,000	2,642,277
Series 32, 2.3%, 3/20/2040	JPY	75,000,000	958,368
(Cost $20,725,609)			26,761,607
Kazakhstan 0.1%
KazMunayGaz National Co., Series 1, REG S, 8.375%, 7/2/2013 (Cost $159,528)		170,000	188,913
Liberia 0.6%
Royal Caribbean Cruises Ltd., 7.25%, 6/15/2016 (Cost $1,106,875)		1,100,000	1,174,250
Lithuania 1.0%
Republic of Lithuania:
REG S, 5.125%, 9/14/2017		1,000,000	1,015,000
REG S, 6.75%, 1/15/2015		800,000	882,000
(Cost $1,814,202)			1,897,000
Luxembourg 0.3%
ArcelorMittal, 6.125%, 6/1/2018 (Cost $520,245)		500,000	540,974
Mexico 4.1%
United Mexican States, Series M, 8.0%, 6/11/2020 (Cost $7,293,989)	MXN	85,000,000	7,781,779
Morocco 0.4%
Kingdom of Morocco, REG S, 4.5%, 10/5/2020 (Cost $864,579)	EUR	625,000	835,461
Netherlands 3.4%
Government of Netherlands, 4.5%, 7/15/2017	EUR	3,570,000	5,715,746
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		350,000	398,335
PACCAR Financial Europe BV, Series 11, 5.125%, 5/19/2011	EUR	250,000	370,644
(Cost $5,932,927)			6,484,725
Panama 0.1%
Republic of Panama, 6.7%, 1/26/2036 (Cost $113,100)		120,000	135,300
Poland 3.8%
Republic of Poland, Series 1019, 5.5%, 10/25/2019 (Cost $6,346,663)	PLN	20,000,000	7,243,470
Portugal 0.2%
Portugal Obrigacoes do Tesouro, 4.35%, 10/16/2017 (Cost $642,971)	EUR	440,000	466,231
Russia 0.6%
Russian Federation, 144A, 5.0%, 4/29/2020 (Cost $1,269,600)		1,200,000	1,215,000
Serbia 0.3%
Republic of Serbia, REG S, 6.75%, 11/1/2024 (Cost $481,507)		490,000	494,900
South Africa 1.2%
Eskom Holdings Ltd., REG S, 5.75%, 1/26/2021		1,200,000	1,216,500
Republic of South Africa, 6.25%, 3/8/2041		1,050,000	1,086,750
(Cost $2,253,775)			2,303,250
Spain 0.4%
Santander International Debt SA, 5.625%, 2/14/2012 (Cost $700,915)	EUR	450,000	679,015
Sri Lanka 0.4%
Republic of Sri Lanka, 144A, 6.25%, 10/4/2020 (Cost $861,609)		825,000	828,135
Sweden 0.5%
Government of Sweden, Series 1046, 5.5%, 10/8/2012 (Cost $1,002,429)	SEK	6,000,000	1,036,963
United Kingdom 4.4%
Aviva PLC, 5.7%, 9/29/2049	EUR	450,000	604,858
Barclays Bank PLC, Series 169, 4.25%, 10/27/2011	EUR	150,000	224,755
Lloyds TSB Bank PLC:
Series 2, 3.75%, 11/17/2011	EUR	400,000	598,979
6.375%, 1/21/2021		845,000	905,435
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014		860,000	909,416
United Kingdom Treasury Bonds:
4.75%, 12/7/2038	GBP	1,000,000	1,828,866
5.0%, 3/7/2025	GBP	1,765,000	3,300,267
(Cost $8,196,967)			8,372,576
United States 40.3%
AMC Entertainment, Inc., 8.75%, 6/1/2019		1,200,000	1,302,000
American Express Co., 7.0%, 3/19/2018		1,099,000	1,302,102
American Tower Corp., 5.05%, 9/1/2020		1,100,000	1,079,889
Banc of America Commercial Mortgage, Inc.:
"A5A", Series 2005-4, 4.933%, 7/10/2045		1,300,000	1,396,763
"A4", Series 2006-3, 5.889%, 7/10/2044		1,295,000	1,431,211
Bank of America Corp., 5.75%, 12/1/2017		450,000	485,415
Bunge Ltd. Finance Corp., 4.1%, 3/15/2016		260,000	266,318
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045 (b)		355,000	338,358
CBS Corp., 5.9%, 10/15/2040		605,000	585,311
CCO Holdings LLC, 7.0%, 1/15/2019		400,000	419,000
Citigroup, Inc., 5.375%, 8/9/2020		1,300,000	1,359,415
Citigroup/Deutsche Bank Commercial Mortgage Trust:
"A4", Series 2005-CD1, 5.396% *, 7/15/2044		2,400,000	2,621,750
"A4", Series 2006-CD2, 5.525% *, 1/15/2046		1,000,000	1,091,568
"A5", Series 2006-CD3, 5.617%, 10/15/2048		2,750,000	3,027,298
CNA Financial Corp., 5.75%, 8/15/2021		1,196,000	1,254,014
Credit Suisse Mortgage Capital Certificates, "A3", Series 2006-C3, 6.018% *, 6/15/2038		1,040,000	1,153,223
CSX Corp.:
6.15%, 5/1/2037		300,000	322,881
6.25%, 3/15/2018		800,000	922,641
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		410,000	532,289
Discover Bank, 8.7%, 11/18/2019		1,190,000	1,463,322
DTE Energy Co., 7.625%, 5/15/2014		167,000	192,860
Exopack Holding Corp., 11.25%, 2/1/2014		420,000	433,650
Express Scripts, Inc.:
6.25%, 6/15/2014		425,000	476,559
7.25%, 6/15/2019		1,030,000	1,244,057
Federal National Mortgage Association:
3.5%, 8/1/2025 (c)		1,375,000	1,391,865
4.0%, 9/1/2040		990,707	987,727
4.5%, 3/1/2023		802,333	852,980
''IO", Series 2010-143, Interest Only, 5.0%, 12/25/2025		5,629,676	652,400
5.0%, 8/1/2040		2,892,052	3,054,165
Fifth Third Bancorp., 5.45%, 1/15/2017		390,000	414,722
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		489,000	497,036
Ford Credit Auto Owner Trust, "B", Series 2007-B, 5.69%, 11/15/2012		250,000	257,881
Ford Motor Credit Co., LLC:
7.0%, 4/15/2015		1,100,000	1,208,117
8.0%, 6/1/2014		1,600,000	1,806,565
General Electric Capital Corp., 5.3%, 2/11/2021		500,000	518,817
Government National Mortgage Association:
"CI", Series 2010-145, Interest Only, 4.0%, 11/20/2035		1,472,292	194,320
"MI", Series 2010-85, Interest Only, 4.5%, 1/20/2036		2,214,414	295,571
"MI", Series 2010-109, Interest Only, 4.5%, 10/20/2037		5,188,291	855,074
"GI", Series 2010-89, Interest Only, 4.5%, 5/20/2039		2,091,392	411,965
"IP", Series 2010-79, Interest Only, 4.5%, 5/20/2039		2,378,316	452,248
"EI", Series 2010-134, Interest Only, 4.5%, 11/20/2039		1,091,004	218,657
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		3,483,048	580,890
"JT", Series 2010-67, Interest Only, 5.0%, 10/20/2033		2,709,392	249,897
"IA", Series 2010-58, Interest Only, 5.0%, 3/20/2039		3,355,512	729,052
"BI", Series 2010-168, Interest Only, 5.0%, 4/20/2040		2,499,468	351,729
"KI", Series 2010-130, Interest Only, 5.5%, 9/16/2040		535,111	93,682
7.0% with various maturities from 1/15/2029 until 2/15/2029		83,331	95,380
GS Mortgage Securities Corp. II, "A4A", Series 2005-GG4, 4.751%, 7/10/2039		2,070,000	2,214,661
Health Care REIT, Inc., (REIT), 6.5%, 3/15/2041		318,000	316,406
J.C. Penney Co., Inc., 5.65%, 6/1/2020		1,700,000	1,695,750
JPMorgan Chase & Co., 2.6%, 1/15/2016		300,000	293,383
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2005-CB12, 4.895%, 9/12/2037		2,000,000	2,158,881
"A4", Series 2006-CB16, 5.552%, 5/12/2045		1,922,000	2,093,847
"A4", Series 2007-LD12, 5.882%, 2/15/2051		1,730,000	1,891,984
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (b)		1,075,000	1,061,412
LB-UBS Commercial Mortgage Trust:
"A3", Series 2006-C7, 5.347%, 11/15/2038		700,000	761,739
"A4", Series 2007-C6, 5.858%*, 7/15/2040		690,000	755,993
Levi Strauss & Co.:
7.625%, 5/15/2020		1,950,000	1,964,625
144A, 7.625%, 5/15/2020		643,000	647,822
Louisville & Jefferson County, KY, Metropolitan Sewer District & Drain System, Build America Bonds, 6.25%, 5/15/2043 (b)		400,000	418,252
Marathon Petroleum Corp., 144A, 5.125%, 3/1/2021		190,000	196,271
McKesson Corp., 4.75%, 3/1/2021		550,000	567,847
Medco Health Solutions, Inc., 7.125%, 3/15/2018		1,000,000	1,183,284
MGM Resorts International, 9.0%, 3/15/2020		750,000	836,250
Morgan Stanley, 5.75%, 1/25/2021		620,000	644,901
Morgan Stanley Capital I, "A4", Series 2007-HQ11, 5.447%, 2/12/2044		565,000	604,549
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority, Build America Bonds, Series B, 6.731%, 7/1/2043 (b)		400,000	407,932
Nationwide Financial Services, Inc., 144A, 5.375%, 3/25/2021		340,000	346,141
NBCUniversal Media LLC, 144A, 5.95%, 4/1/2041		430,000	430,570
Nelnet Student Loan Trust:
"A1", Series 2007-1, 0.322% *, 11/27/2018		1,612,093	1,590,960
"A4", Series 2006-1, 0.403% *, 11/23/2022		1,875,000	1,838,746
Norcraft Companies LP, 10.5%, 12/15/2015		700,000	752,500
Nuveen Investments, Inc., 10.5%, 11/15/2015		450,000	468,562
Prudential Financial, Inc., 7.375%, 6/15/2019		130,000	154,808
Quest Diagnostics, Inc.:
4.7%, 4/1/2021		300,000	304,498
6.4%, 7/1/2017		250,000	285,268
Reliance Holdings USA, Inc., 144A, 4.5%, 10/19/2020		650,000	614,934
SunTrust Banks, Inc., 3.6%, 4/15/2016		259,000	262,339
The Gap, Inc., 5.95%, 4/12/2021		1,268,000	1,282,157
Time Warner, Inc.:
6.2%, 3/15/2040		400,000	409,266
7.625%, 4/15/2031		400,000	479,784
United States Steel Corp., 7.375%, 4/1/2020		900,000	949,500
US Treasury Bill, 0.135% **, 9/15/2011 (d)		1,096,000	1,095,702
US Treasury Note, 0.875%, 1/31/2012		1,000,000	1,005,117
Verizon Communications, Inc., 4.6%, 4/1/2021		310,000	316,750
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.446% *, 12/15/2044		1,075,000	1,173,444
Wells Fargo & Co., 4.6%, 4/1/2021		1,020,000	1,030,908
Williams Partners LP, 4.125%, 11/15/2020		480,000	467,002
Yum! Brands, Inc.:
3.875%, 11/1/2020		450,000	433,182
5.3%, 9/15/2019		90,000	96,392
(Cost $75,375,233)			77,376,953
Venezuela 0.4%
Republic of Venezuela, REG S, 7.75%, 10/13/2019 (Cost $694,792)		1,000,000	690,000
Total Bonds (Cost $159,413,755)			173,061,759

Loan Participations and Assignments 0.5%
Russia
Gazprom:
REG S, 6.51%, 3/7/2022		530,000	559,150
144A, 8.125%, 7/31/2014		265,000	303,929
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		100,000	111,875
Total Loan Participations and Assignments (Cost $883,870)			974,954

	Shares	Value ($)

Cash Equivalents 7.7%
Central Cash Management Fund, 0.14% (e) (Cost $14,765,209)	14,765,209	14,765,209

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $175,062,834)+	98.5	188,801,922
Other Assets and Liabilities, Net	1.5	2,937,049
Net Assets	100.0	191,738,971

* These securities are shown at their current rate as of April 30, 2011. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $175,880,781. At April 30, 2011, net unrealized appreciation for all securities based on tax cost was $12,921,141. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,225,275 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,304,134.

(a) Principal amount stated in US dollars unless otherwise noted.

(b) Taxable issue.

(c) When-issued or delayed delivery security included.

(d) At April 30, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At April 30, 2011, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
Euro Currency	USD	6/13/2011	22	4,075,500	64,625

At April 30, 2011, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
10 Year US Treasury Note	USD	6/21/2011	40	4,845,625	(87,500)
2 Year US Treasury Note	USD	6/30/2011	100	21,912,500	(118,750)
Federal Republic of Germany Euro-Bund	EUR	6/8/2011	30	5,461,889	(22,661)
Japanese Yen Currency	USD	6/13/2011	22	3,390,750	(166,069)
Total unrealized depreciation					(394,980)

At April 30, 2011, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	1,650,619	KRW	1,800,000,000	7/28/2011	19,114	HSBC Bank USA
USD	2,238,737	AUD	2,100,000	7/28/2011	36,920	JPMorgan Chase Securities, Inc.
USD	24,815,410	EUR	17,000,000	7/28/2011	300,176	HSBC Bank USA
USD	8,883,824	JPY	725,000,000	7/28/2011	58,444	HSBC Bank USA
USD	4,938,900	GBP	3,000,000	7/28/2011	66,169	JPMorgan Chase Securities, Inc.
USD	1,538,812	CHF	1,350,000	7/28/2011	22,629	Citigroup, Inc.
EUR	3,201,194	NOK	25,000,000	7/28/2011	9,740	JPMorgan Chase Securities, Inc.
USD	942,330	EUR	650,000	5/23/2011	20,515	Bank of America, N.A.
EUR	554,897	PLN	2,200,000	7/28/2011	1,795	HSBC Bank USA
USD	1,261	BRL	2,000	5/4/2011	15	Bank of America
TWD	1,051	USD	30,000	5/10/2011	3	Morgan Stanley
Total unrealized appreciation					535,520

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
MXN	81,000,000	USD	6,966,855	7/28/2011	(11,612)	JPMorgan Chase Securities, Inc.
PLN	16,000,000	USD	5,886,465	7/28/2011	(88,758)	HSBC Bank USA
EUR	947,194	USD	650,000	5/23/2011	(15,652)	Morgan Stanley & Co., Inc.
BRL	1,271	USD	2,000	5/4/2011	(5)	UBS AG
USD	1,051	TWD	30,000	5/10/2011	(4)	Barclays Bank PLC
Total unrealized depreciation					(116,031)

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
PLN Polish Zloty
SEK Swedish Krona
TWD Taiwan Dollar
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (f)
Bonds	$—	$173,061,759	$—	$173,061,759
Loan Participations and Assignments	—	974,954	—	974,954
Short-Term Investments	14,765,209	—	—	14,765,209
Derivatives (g)	64,625	535,520	—	600,145
Total	$14,829,834	$174,572,233	$—	$189,402,067
Liabilities
Derivatives (g)	$(394,980)	$(116,031)	$—	$(511,011)
Total	$(394,980)	$(116,031)	$—	$(511,011)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended April 30, 2011.

(f) See Investment Portfolio for additional detailed categorizations.

(g) Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2011 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $160,297,625)	$174,036,713
Investment in Central Cash Management Fund (cost $14,765,209)	14,765,209
Total investments in securities, at value (cost $175,062,834)	188,801,922
Foreign currency, at value (cost $1,396,458)	1,402,567
Receivable for investments sold	1,090,816
Receivable for Fund shares sold	151,810
Interest receivable	2,467,808
Unrealized appreciation on forward foreign currency exchange contracts	535,520
Foreign taxes recoverable	3,289
Other assets	30,321
Total assets	194,484,053
Liabilities
Cash overdraft	824
Payable for investments purchased	758,495
Payable for investments purchased — when-issued/delayed delivery securities	1,371,123
Payable for Fund shares redeemed	157,786
Payable for variation margin on futures contracts	43,402
Unrealized depreciation on forward foreign currency exchange contracts	116,031
Accrued management fee	65,713
Other accrued expenses and payables	231,708
Total liabilities	2,745,082
Net assets, at value	$191,738,971
Net Assets Consist of
Accumulated distributions in excess of net investment income	(899,375)
Net unrealized appreciation (depreciation) on: Investments	13,739,088
Futures	(330,355)
Foreign currency	508,883
Accumulated net realized gain (loss)	5,604,148
Paid-in capital	173,116,582
Net assets, at value	$191,738,971

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of April 30, 2011 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share(a) ($38,122,307 ÷ 3,487,809 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$10.93
Maximum offering price per share (100 ÷ 95.50 of $10.93)	$11.45
Class B Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($1,595,629 ÷ 145,967 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$10.93
Class C Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($7,031,797 ÷ 643,212 shares of capital stock outstanding, $.01 par value, 20,000,000 shares authorized)	$10.93
Class S Net Asset Value, offering and redemption price(a) per share ($144,989,238 ÷ 13,275,079 shares of capital stock outstanding, $.01 par value, 309,154,575 shares authorized)	$10.92

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2011 (Unaudited)
Investment Income
Income: Interest	$3,636,546
Income distributions — Central Cash Management Fund	6,994
Total income	3,643,540
Expenses: Management fee	358,863
Administration fee	87,528
Services to shareholders	154,030
Distribution and service fees	90,639
Custodian fee	26,689
Audit and tax fees	43,494
Legal fees	12,266
Reports to shareholders	20,856
Directors' fees and expenses	3,404
Registration fees	26,962
Other	15,524
Total expenses	840,255
Net investment income	2,803,285
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	1,868,643
Swaps	27,913
Futures	1,750,147
Foreign currency	2,273,736
5,920,439
Change in net unrealized appreciation (depreciation) on: Investments	(3,176,362)
Futures	(149,710)
Foreign currency	(493,946)
(3,820,018)
Net gain (loss)	2,100,421
Net increase (decrease) in net assets resulting from operations	$4,903,706

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
Operations: Net investment income	$2,803,285	$4,799,569
Net realized gain (loss)	5,920,439	(1,718,661)
Change in net unrealized appreciation (depreciation)	(3,820,018)	6,244,964
Net increase (decrease) in net assets resulting from operations	4,903,706	9,325,872
Distributions to shareholders from: Net investment income: Class A	(564,894)	(1,289,483)
Class B	(17,480)	(53,252)
Class C	(81,610)	(182,833)
Class S	(2,091,448)	(4,227,316)
Net realized gains: Class A	(128,720)	—
Class B	(5,747)	—
Class C	(25,655)	—
Class S	(419,431)	—
Total distributions	(3,334,985)	(5,752,884)
Fund share transactions: Proceeds from shares sold	45,608,807	56,962,081
Reinvestment of distributions	2,965,073	5,046,352
Payments for shares redeemed	(19,460,629)	(79,976,938)
Redemption fees	3,181	997
Net increase (decrease) in net assets from Fund share transactions	29,116,432	(17,967,508)
Increase from regulatory settlements (see Note H)	—	42,982
Increase (decrease) in net assets	30,685,153	(14,351,538)
Net assets at beginning of period	161,053,818	175,405,356
Net assets at end of period (including accumulated distributions in excess of net investment income of $899,375 and and $947,228, respectively)	$191,738,971	$161,053,818

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Class A Years Ended October 31,	2011	a	2010	2009	2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$10.86		$10.55	$9.72	$9.97		$9.67		$10.01
Income (loss) from investment operations: Net investment incomeb	.16		.29	.25	.23		.22		.21
Net realized and unrealized gain (loss)	.11		.38	1.36	(.23)		.33		.24
Total from investment operations	.27		.67	1.61	(.00	)***	.55		.45
Less distributions from: Net investment income	(.16)		(.36)	(.30)	(.25)		(.25)		(.79)
Net realized gains	(.04)		—	(.48)	—		—		—
Total distributions	(.20)		(.36)	(.78)	(.25)		(.25)		(.79)
Redemption fees	.00	***	.00 ***	.00 ***	.00	***	.00	***	.00	***
Net asset value, end of period	$10.93		$10.86	$10.55	$9.72		$9.97		$9.67
Total Return (%)c	2.49	**	6.53	17.47	(.07	)d	5.92	d	4.71	d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	38		39	38	32		29		31
Ratio of expenses before expense reductions (%)	1.12	*	1.16	1.21	1.43		1.60		1.66
Ratio of expenses after expense reductions (%)	1.12	*	1.16	1.21	1.27		1.40		1.41
Ratio of net investment income (%)	3.04	*	2.83	2.53	2.27		2.25		2.12
Portfolio turnover rate (%)	136	**	162	163	146		237		183
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class B Years Ended October 31,	2011	a	2010	2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$10.87		$10.56	$9.72		$9.97		$9.67		$10.01
Income (loss) from investment operations: Net investment incomeb	.11		.21	.17		.15		.14		.13
Net realized and unrealized gain (loss)	.10		.37	1.38		(.23)		.33		.24
Total from investment operations	.21		.58	1.55		(.08)		.47		.37
Less distributions from: Net investment income	(.11)		(.27)	(.23)		(.17)		(.17)		(.71)
Net realized gains	(.04)		—	(.48)		—		—		—
Total distributions	(.15)		(.27)	(.71)		(.17)		(.17)		(.71)
Redemption fees	.00	***	.00 ***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$10.93		$10.87	$10.56		$9.72		$9.97		$9.67
Total Return (%)c	1.98	**	5.66	16.56	d	(.72	)d	4.96	d	3.93	d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2	2		3		2		2
Ratio of expenses before expense reductions (%)	1.97	*	1.99	2.06		2.24		2.38		2.88
Ratio of expenses after expense reductions (%)	1.97	*	1.99	2.01		2.02		2.15		2.23
Ratio of net investment income (%)	2.19	*	2.00	1.73		1.52		1.50		1.30
Portfolio turnover rate (%)	136	**	162	163		146		237		183
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended October 31,	2011	a	2010	2009	2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$10.86		$10.55	$9.72	$9.97		$9.66		$10.00
Income (loss) from investment operations: Net investment incomeb	.12		.22	.18	.15		.15		.13
Net realized and unrealized gain (loss)	.11		.37	1.36	(.23)		.33		.24
Total from investment operations	.23		.59	1.54	(.08)		.48		.37
Less distributions from: Net investment income	(.12)		(.28)	(.23)	(.17)		(.17)		(.71)
Net realized gains	(.04)		—	(.48)	—		—		—
Total distributions	(.16)		(.28)	(.71)	(.17)		(.17)		(.71)
Redemption fees	.00	***	.00 ***	.00 ***	.00	***	.00	***	.00	***
Net asset value, end of period	$10.93		$10.86	$10.55	$9.72		$9.97		$9.66
Total Return (%)c	2.11	**	5.74	16.60	(.82	)d	5.08	d	3.94	d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7		8	7	6		4		3
Ratio of expenses before expense reductions (%)	1.86	*	1.90	1.95	2.15		2.35		2.51
Ratio of expenses after expense reductions (%)	1.86	*	1.90	1.95	2.02		2.14		2.22
Ratio of net investment income (%)	2.30	*	2.09	1.79	1.52		1.51		1.31
Portfolio turnover rate (%)	136	**	162	163	146		237		183
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S Years Ended October 31,	2011	a	2010	2009	2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$10.85		$10.55	$9.71	$9.96		$9.66		$10.00
Income (loss) from investment operations: Net investment incomeb	.17		.32	.28	.26		.24		.23
Net realized and unrealized gain (loss)	.11		.37	1.37	(.23)		.34		.25
Total from investment operations	.28		.69	1.65	.03		.58		.48
Less distributions from: Net investment income	(.17)		(.39)	(.33)	(.28)		(.28)		(.82)
Net realized gains	(.04)		—	(.48)	—		—		—
Total distributions	(.21)		(.39)	(.81)	(.28)		(.28)		(.82)
Redemption fees	.00	***	.00 ***	.00 ***	.00	***	.00	***	.00	***
Net asset value, end of period	$10.92		$10.85	$10.55	$9.71		$9.96		$9.66
Total Return (%)	2.62	**	6.73	17.90	.17	c	6.09	c	5.11	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	145		112	128	105		95		108
Ratio of expenses before expense reductions (%)	.85	*	.90	.91	1.17		1.33		1.41
Ratio of expenses after expense reductions (%)	.85	*	.90	.91	1.02		1.15		1.16
Ratio of net investment income (%)	3.31	*	3.09	2.83	2.52		2.50		2.37
Portfolio turnover rate (%)	136	**	162	163	146		237		183
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Enhanced Global Bond Fund (formerly DWS Global Bond Fund) (the "Fund") is a non-diversified series of DWS Global/International Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Maryland corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities are valued by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments. The Fund had no securities on loan as of April 30, 2011.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These US dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, based on the Fund's understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, investments in foreign denominated investments, forward currency contracts, futures contracts, swap contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss), and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against predefined credit events for the reference entity. For the six months ended April 30, 2011, the Fund sold credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer, or to hedge the risk of default on Fund securities. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a US or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund also buys credit default swap contracts in order to hedge against the risk of a credit event on debt securities, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

There were no open credit default swap contracts as of April 30, 2011. For the six months ended April 30, 2011, the investment in credit default swap contracts sold had a total notional value generally indicative of a range from $0 to $20,200,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2011, the Fund entered into futures contracts as a hedge against anticipated interest rate or currency market changes. The Fund also entered into futures contracts for non-hedging purposes to seek to enhance potential gains.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures contracts against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of April 30, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2011, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $1,846,000 to $9,883,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $35,611,000 to $45,972,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2011, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities. As part of its currency strategy, the Fund also engaged in forward currency contracts for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2011, the investment in forward currency contracts short vs. US dollars had a total contract value generally indicative of a range from approximately $10,941,000 to $13,535,000, and the investment in forward currency contracts long vs. US dollars had a total contract value generally indicative of a range from approximately $20,776,000 to $45,011,000. The investment in forward currency contracts long vs. other foreign currencies sold had a total contract value generally indicative of a range from $0 to approximately $8,266,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2011 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts	Forward Contracts	Total
Foreign Exchange Contracts (a) (b)	$64,625	$535,520	$600,145

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b) Unrealized appreciation on forward foreign currency exchange contracts
Liability Derivatives	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$(228,911)	$(228,911)
Foreign Exchange Contracts (a) (b)	(116,031)	(166,069)	(282,100)
	$(116,031)	$(394,980)	$(511,011)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2011 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$—	$1,705,342	$1,705,342
Foreign Exchange Contracts (a) (b)	1,994,212	—	44,805	2,039,017
Credit Contracts (c)	—	27,913	—	27,913
	$1,994,212	$27,913	$1,750,147	$3,772,272

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from futures contracts

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

(c) Net realized gain (loss) from swap contracts
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$(257,540)	$(257,540)
Foreign Exchange Contracts (a) (b)	(527,738)	107,830	(419,908)
	$(527,738)	$(149,710)	$(677,448)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on futures contracts

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended April 30, 2011, purchases and sales of investment securities (excluding short-term investments and US Treasury obligations) aggregated $246,263,853 and $240,554,490, respectively. Purchases and sales of US Treasury obligations aggregated $4,314,820 and $3,088,191, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement, the Fund pays a monthly management fee equal to an annual rate of 0.41% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from November 1, 2010 through September 30, 2011, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Class B shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 1.99%.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2011, the Administration Fee was $87,528, of which $15,422 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2011, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2011
Class A	$26,759	$18,556
Class B	1,413	983
Class C	3,893	2,583
Class S	68,265	48,211
	$100,330	$70,333

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc., ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2011, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2011
Class B	$6,131	$813
Class C	27,429	4,338
	$33,560	$5,151

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2011, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2011	Annualized Effective Rate
Class A	$45,930	$21,412	.24%
Class B	2,024	966	.25%
Class C	9,125	4,328	.25%
	$57,079	$26,706

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2011, aggregated $4,920.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2011, the CDSC for Class B and Class C shares was $1,005 and $12,405, respectively. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2011, DIDI received $480 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $8,853, of which $2,685 is unpaid.

Directors' Fees and Expenses. The Fund paid each Director not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

F. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	543,149	$5,740,779	1,023,602	$10,710,266
Class B	12,750	135,267	66,750	700,879
Class C	85,910	912,715	341,279	3,575,421
Class S	3,639,095	38,820,046	4,016,706	41,975,515
		$45,608,807		$56,962,081
Shares issued to shareholders in reinvestment of distributions
Class A	58,843	$620,586	110,643	$1,147,013
Class B	1,558	16,409	3,612	37,462
Class C	7,054	74,337	12,423	128,875
Class S	213,700	2,253,741	360,219	3,733,002
		$2,965,073		$5,046,352
Shares redeemed
Class A	(698,050)	$(7,374,703)	(1,169,975)	$(12,157,779)
Class B	(33,338)	(353,778)	(123,167)	(1,281,727)
Class C	(189,009)	(2,005,304)	(254,580)	(2,650,616)
Class S	(923,870)	(9,726,844)	(6,184,456)	(63,886,816)
		$(19,460,629)		$(79,976,938)
Redemption fees		$3,181		$997
Net increase (decrease)
Class A	(96,058)	$(1,010,172)	(35,730)	$(300,468)
Class B	(19,030)	(202,102)	(52,805)	(543,386)
Class C	(96,045)	(1,018,252)	99,122	1,053,941
Class S	2,928,925	31,346,958	(1,807,531)	(18,177,595)
		$29,116,432		$(17,967,508)

H. Regulatory Settlements

On March 30, 2010, the Fund was entitled to receive $42,982 as part of a settlement with the SEC by a non-affiliated third party broker. The payment is included in "Increase from regulatory settlements" in the Statement of Changes in Net Assets for the year ended October 31, 2010. The amount of the payment was 0.03% of the Fund's average net assets.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B and C:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C	Class S
Nasdaq Symbol	SZGAX	SZGBX	SZGCX	SSTGX
CUSIP Number	233379 866	233379 858	233379 841	233379 825
Fund Number	461	661	761	2061

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/ W. Douglas Beck W. Douglas Beck President

Date:	June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck W. Douglas Beck President

Date:	June 28, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 28, 2011